Related party disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related party disclosures
Short-term benefits	$ 0.6	$ 0.8	$ 1.4	$ 1.6
Share-based payments	6.4	2.0	8.0	3.4
Total	$ 7.0	$ 2.8	$ 9.4	$ 5.0